Report Of The Directors Financial Review Risk Report - Movement in impairment allowances on loans and advances to customers and banks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (2,433,785)
Financial assets	(2,471,203)	$ (2,433,785)
Loans and advances to customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,484	7,850
Amounts written off		(3,173)
Recoveries of loans and advances previously written off		644
Charge to income statement		1,992
Exchange and other movements		171
Financial assets		7,484
Banks | Loans and advances to customers | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Amounts written off		0
Recoveries of loans and advances previously written off		0
Charge to income statement		0
Exchange and other movements		0
Financial assets		0
Customers | Loans and advances to customers | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,960	4,932
Amounts written off		(1,468)
Recoveries of loans and advances previously written off		119
Charge to income statement		1,114
Exchange and other movements		263
Financial assets		4,960
Customers | Loans and advances to customers | Accumulated impairment | Collectively assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,524	2,918
Amounts written off		(1,705)
Recoveries of loans and advances previously written off		525
Charge to income statement		878
Exchange and other movements		(92)
Financial assets		2,524
Financial Assets Excluding Equity Securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,305,592)
Financial assets	(2,378,500)	(2,305,592)
Financial Assets Excluding Equity Securities | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,532
Financial assets	$ 8,777	$ 7,532
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Loans and advances to customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage		0.80%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Banks | Loans and advances to customers | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage		0.00%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Customers | Loans and advances to customers | Accumulated impairment | Individually assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage		0.50%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Customers | Loans and advances to customers | Accumulated impairment | Collectively assessed
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Concentration risk percentage		0.30%